Intangible Assets	12 Months Ended
Dec. 31, 2022
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Intangible Assets

Note 7 — Intangible Assets

Intangible Assets

The following table summarizes intangible assets:

	Useful	December 31,
	Life	2022	2021
Capitalized software development costs	5 years	$89,995	$89,995
Less: Accumulated Amortization		(40,208)	(22,209)
Total intangibles, net		$49,787	$67,786

Amortization expense was $17,999 and $17,999 for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, estimated future amortization expense is expected as follows:

2023	$17,999
2024	17,999
2025	13,789
$49,787